Financial Assets and Liabilities - Additional Information (Detail) € / shares in Units, $ / shares in Units, € in Thousands				1 Months Ended				9 Months Ended
	Sep. 03, 2024 USD ($) Multiple	Mar. 29, 2022 EUR (€)	Mar. 29, 2022 USD ($)	Sep. 30, 2024 EUR (€) XBB Multiple € / shares	Sep. 30, 2024 USD ($) XBB Multiple	Sep. 30, 2023 EUR (€) Multiple XBB	Sep. 30, 2023 USD ($) Multiple XBB	Sep. 30, 2024 EUR (€) Agreement Days € / shares	Sep. 30, 2024 USD ($) $ / shares	Dec. 31, 2023 EUR (€) € / shares
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities | €				€ 168,346				€ 168,346		€ 143,296
Convertible Senior Notes | €				422,100				422,100		€ 407,100
Fair Value of Convertible Notes | €				€ 412,400				€ 412,400
Share price | € / shares				€ 49.92				€ 49.92		€ 50.47
Carrying amount of royalty funding liabilities | €				€ 276,800				€ 276,800
Fair value of royalty funding liabilities | €				€ 284,200				€ 284,200
Royalty Pharma [member]
Disclosure of detailed information about financial instruments [line items]
Funding received in exchange of royalty payments | $					$ 150,000,000
Royalty payment ending period				Dec. 31, 2029	Dec. 31, 2029
Royalty Pharma [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Multiple of the purchase price were royalty payment will cease | Multiple				1.65	1.65
Royalty Pharma [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Multiple of the purchase price were royalty payment will cease | Multiple				2	2
Royalty Pharma U.S. Skytrofa [member]
Disclosure of detailed information about financial instruments [line items]
Funding received in exchange | $							$ 150,000,000
Funding received in exchange of royalty payments | $							150,000,000
Net proceeds after deduting offering expenses						€ 136,300	$ 146,300,000
Net revenue from sales interest payment in percentage in exchange for funding						9.15%	9.15%
Royalty payment beginning period						Jan. 01, 2025	Jan. 01, 2025
Royalty payment ending period						Dec. 31, 2031	Dec. 31, 2031
Amount multiplied to purchase price minus revenue interest payments paid to purchaser on effective date of buy-out notice as buyout amount | XBB						1.925	1.925
Amount multiplied to purchase price minus revenue interest payments paid to purchaser on effective date of buy-out notice provided on or prior to period as buyout amount | XBB						1.65	1.65
Royalty Pharma U.S. Skytrofa [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Multiple of the purchase price were royalty payment will cease | Multiple						1.65	1.65
Royalty Pharma U.S. Skytrofa [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Multiple of the purchase price were royalty payment will cease | Multiple						1.925	1.925
Royalty Pharma U.S. Yorvipath [member]
Disclosure of detailed information about financial instruments [line items]
Funding received in exchange | $	$ 150,000,000				$ 150,000,000
Funding received in exchange of royalty payments | $					150,000,000
Net proceeds after deduting offering expenses				€ 134,200	$ 148,200,000
Net revenue from sales interest payment in percentage in exchange for funding	3.00%			3.00%	3.00%
Royalty payment ending period	Dec. 31, 2029
Amount multiplied to purchase price minus revenue interest payments paid to purchaser on effective date of buy-out notice as buyout amount | XBB				2	2
Amount multiplied to purchase price minus revenue interest payments paid to purchaser on effective date of buy-out notice provided on or prior to period as buyout amount | XBB				1.65	1.65
Royalty Pharma U.S. Yorvipath [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Multiple of the purchase price were royalty payment will cease | Multiple	1.65
Royalty Pharma U.S. Yorvipath [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Multiple of the purchase price were royalty payment will cease | Multiple	2
Historical volatility for shares, measurement input [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in unobservable input, liabilities				10.00%				10.00%	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities				10.00%				10.00%	10.00%
Share Price Measurement Input [Member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease in derivative financial liabilities fair value | €								€ 32,500
Percentage of reasonably possible increase in unobservable input, liabilities				10.00%				10.00%	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities				10.00%				10.00%	10.00%
Foreign Currency Conversion Option [Member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease in derivative financial liabilities fair value | €								€ 15,100
American depository shares [member]
Disclosure of detailed information about financial instruments [line items]
Conversion price per share | $ / shares									$ 166.34
Convertible Senior Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Conversion rate per note | $ / shares									$ 6.0118
Principal amount | $			$ 575,000,000
Borrowings redemption period								April 7, 2025
Borrowings condition for redemption								but only if the last reported sale price per ADS exceeds 130% of the conversion price on (i) each of at least 20 trading days, whether or not consecutive, during the 30 consecutive trading days ending on, and including, the trading day immediately before the date the Company sends the related optional redemption notice; and (ii) the trading day immediately before the date the Company sends such notice.
Borrowings threshold percentage of sale price per share for redemption								130.00%
Borrowings threshold trading days for redemption | Days								20
Borrowings threshold consecutive trading days for redemption | Agreement								30
Proceeds from issue of bonds, notes and debentures		€ 503,300	$ 557,900,000
Borrowings, maturity		April 1, 2028	April 1, 2028					April 1, 2028
Convertible Senior Notes [Member] | American depository shares [member]
Disclosure of detailed information about financial instruments [line items]
Principal amount | $									$ 1,000
Fixed interest rate [member] | Convertible Senior Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings Interest Rate			2.25%	2.25%				2.25%	2.25%